Document and Entity Information	Dec. 31, 2025	Dec. 31, 2025
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Sow Good Inc.
Amendment Flag	false
Entity Central Index Key	0001490161
Document Period End Date		Dec. 30, 2025
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42037
Entity Tax Identification Number	27-2345075
Entity Address, Address Line One	1440 N Union Bower Rd
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75061
City Area Code	(214)
Local Phone Number	623-6055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SOWG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31